Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Apr. 01, 2016	Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Total assets	¥ 200,456,304		¥ 193,810,151	¥ 190,114,400
Noncontrolling interests	510,700		168,640
Total liabilities	191,684,247		185,626,960
Consolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets		¥ 16,000
Noncontrolling interests		16,000
Deconsolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets		(54,000)
Noncontrolling interests		(27,000)
Total liabilities		¥ (27,000)
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	244,000		243,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 91,000		¥ 64,000